Right-Of-Use Assets and Operating Lease Liabilities	12 Months Ended
Nov. 30, 2023
Right-Of-Use Assets and Operating Lease Liabilities [Abstract]
RIGHT-OF-USE ASSETS AND OPERATING LEASE LIABILITIES
7.	RIGHT-OF-USE ASSETS AND OPERATING LEASE LIABILITIES

The principal place of business is situated at Unit 2803, Level 28, Admiralty Centre, Tower 1, 18 Harcourt Road, Admiralty, Hong Kong, where the Company sub-lease two office rooms from this space for exclusive use, consisting of approximately 283 square feet and 180 square feet of office space, respectively. The company also has access to shared areas under the sub-lease consisting of a common area, VIP room and reception that consists of approximately 384 square feet, 617 square feet and 945 square feet of office space, respectively. The Company sub-leased this portion of space under one lease which began on February 14, 2023 and will terminate on March 31, 2025. Prior to the current lease, the Company’s principal executive office was located at 6/F, Wing On Cheong Building, 5 Wing Lok Street, Sheung Wan, Hong Kong, where the Company leased all of the sixth floor of the building, consisting of approximately 1,530 square feet of office space, respectively. The previous lease had a two-year term ending on June 30, 2023, however the Company terminated the lease early on February 13, 2023 with no penalty charged by the landlord. As of November 30, 2023, the Group subsisted of the following non-cancellable lease contracts.

Description of lease	Lease term
Office at Units 2803, 28th Floor of Admiralty Center Tower 1, No 18 Harcourt Road, Hong Kong	From February 14, 2023 through March 31, 2025

(a) Amounts recognized in the consolidated balance sheet:

	As of November 30,
	2022	2023	2023
	HK$	HK$	US$
Right-of-use assets	286,427	1,181,941	151,347

Operating lease liabilities
Current	255,968	863,508	110,572
Non-current	—	293,792	37,620
	255,968	1,157,300	148,192

(b) A summary of lease cost recognized in the Group’s consolidated statements of income and supplemental cash flow information related to operating leases is as follows:

	For the Years Ended November 30,
	2021	2022	2023
	HK$	HK$	HK$	US$
Amortization charge of right-of-use assets	472,180	480,138	727,315	93,131
Interest of lease liabilities	11,710	14,362	35,832	4,587
Cash paid for operating leases	451,500	516,001	757,329	96,975
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	962,639	—	1,750,851	224,195
Termination of operating lease right-of-use assets and operating lease liabilities	—	—	128,418	16,444

(c) The following table shows the remaining contractual maturities of the Group’s operating lease liabilities as of November 30, 2023:

	Twelve months ended November 30,
	HK$	US$
2024	887,040	113,584
2025	295,680	37,862
Total future lease payments	1,182,720	151,446
Less: imputed interest	(25,420)	(3,254)
Present value of lease obligation	1,157,300	148,192

The weighted-average remaining lease terms were 0.6 and 1.3 years as of November 30, 2022 and 2023, respectively. The incremental borrowing rate used to determine the operating lease liability as of November 30, 2023 and 2022 were 3.125% and 2.75%, respectively.